Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Seacoast Banking Corporation of Florida
Entity Incorporation, State or Country Code	FL
Entity File Number	000-13660
Entity Tax Identification Number	59-2260678
Entity Address, Address Line One	815 Colorado Avenue,
Entity Address, City or Town	Stuart
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34994
City Area Code	772
Local Phone Number	287-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	SBCF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000730708
Amendment Flag	false